Business Combinations - Measurement Period Adjustments (Q1) (Details) - South Central Generating $ in Thousands	3 Months Ended
Jun. 30, 2019 USD ($)
Current assets
Customer and other accounts receivable	$ 1,408
Other current assets	56
Non-current assets
Property, plant, and equipment, net	13,297
Prepayments	(56)
Intangible assets	(3,600)
Other deferred charges	1
Current liabilities
Accounts payable	3,022
Energy risk management liabilities	(1)
Other current liabilities	327
Non-current liabilities
Accumulated deferred federal and state income taxes, net	421
Deferred lease revenue	(3,600)
Intangible liabilities	6,400
Asset retirement obligations	4,534
Operating lease liabilities	$ 3